UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 100.1%
COMMUNICATIONS—TOWERS 0.8%
American Tower Corp.	220,927	$22,616,297

REAL ESTATE 99.3%
DIVERSIFIED 4.3%
American Assets Trust	364,229	14,540,022
Vornado Realty Trust	1,201,192	113,428,560
		127,968,582
HEALTH CARE 11.9%
Brookdale Senior Living(a)	1,076,169	17,089,564
HCP	3,350,716	109,166,327
Healthcare Trust of America, Class A	1,995,512	58,707,963
Omega Healthcare Investors	2,429,272	85,753,302
Ventas	1,300,286	81,866,006
		352,583,162
HOTEL 4.0%
DiamondRock Hospitality Co.	1,909,082	19,319,910
Extended Stay America	1,004,927	16,380,310
Host Hotels & Resorts	3,506,437	58,557,498
La Quinta Holdings(a)	1,892,353	23,654,412
		117,912,130
INDUSTRIALS 2.8%
Duke Realty Corp.	2,006,283	45,221,619
Prologis	876,008	38,702,033
		83,923,652
NET LEASE 6.1%
Gaming and Leisure Properties	559,553	17,301,379
National Retail Properties	1,205,307	55,685,183
Spirit Realty Capital	5,732,031	64,485,349
STORE Capital Corp.	1,654,232	42,811,524
		180,283,435
OFFICE 7.5%
Alexandria Real Estate Equities	138,359	12,575,450
Douglas Emmett	1,516,865	45,672,805
Empire State Realty Trust, Class A	959,310	16,816,704
Kilroy Realty Corp.	1,390,908	86,055,478

1

	Number of Shares	Value
SL Green Realty Corp.	628,090	$60,849,359
		221,969,796
RESIDENTIAL 21.0%
APARTMENT 19.5%
American Campus Communities	631,134	29,720,100
Apartment Investment & Management Co.	2,463,756	103,034,276
Education Realty Trust	758,289	31,544,822
Equity Residential	888,093	66,633,618
Essex Property Trust	451,847	105,668,940
Mid-America Apartment Communities	501,559	51,264,345
UDR	4,868,316	187,576,216
		575,442,317
MANUFACTURED HOME 1.5%
Sun Communities	611,936	43,820,737
TOTAL RESIDENTIAL		619,263,054

SELF STORAGE 8.4%
CubeSmart	2,875,694	95,760,610
Public Storage	546,780	150,818,328
		246,578,938
SHOPPING CENTERS 24.0%
COMMUNITY CENTER 8.8%
Brixmor Property Group	2,989,861	76,600,239
DDR Corp.	5,143,293	91,499,182
Regency Centers Corp.	619,070	46,337,390
Retail Properties of America, Class A	2,855,574	45,260,848
		259,697,659
REGIONAL MALL 15.2%
General Growth Properties	2,761,509	82,099,663
Pennsylvania REIT	1,681,466	36,740,032
Simon Property Group	1,596,653	331,608,861
		450,448,556
TOTAL SHOPPING CENTERS		710,146,215

SPECIALTY 9.3%
Digital Realty Trust	631,336	55,866,923
DuPont Fabros Technology	550,044	22,293,283
Equinix	489,768	161,971,175

2

		Number of Shares	Value
QTS Realty Trust, Class A		699,484	$33,141,552
			273,272,933
TOTAL REAL ESTATE			2,933,901,897
TOTAL INVESTMENTS (Identified cost—$2,222,177,653)	100.1%		2,956,518,194

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(2,079,531)
NET ASSETS (Equivalent to $47.42 per share based on 62,308,032 shares of common stock outstanding)	100.0%		$2,954,438,663

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

3

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,956,518,194	$2,956,518,194	$—	$—
Total Investments(a)	$2,956,518,194	$2,956,518,194	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,222,177,653
Gross unrealized appreciation	$786,042,743
Gross unrealized depreciation	(51,702,202)
Net unrealized appreciation	$734,340,541

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016